UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04813

Dreyfus Investment Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/09

     The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/Standish Fixed Income Fund -Dreyfus/Standish Global Fixed Income Fund -Dreyfus/Standish International Fixed Income Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Fixed Income Fund
September 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--112.2%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.1%
Lamar Media,
Gtd. Notes	6.63	8/15/15	238,000	222,530
Aerospace & Defense--.3%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	740,000	751,100
Agriculture--.9%
Altria Group,
Gtd. Notes	9.70	11/10/18	945,000	1,175,615
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	890,000	948,952
				2,124,567
Asset-Backed Ctfs./Auto Receivables--3.9%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	720,623 a	727,243
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	47,399	47,429
Americredit Prime Automobile
Receivables, Ser. 2007-2M,
Cl. A3	5.22	6/8/12	592,165	602,508
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	894,110 b	650,155
Capital Auto Receivables Asset
Trust, Ser. 2007-SN2, Cl. A4	1.27	5/16/11	1,210,000 b,c	1,213,719
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. C	4.73	9/15/10	281,168 a	281,541
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.24	8/15/11	166,994 c	166,849
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	57,138	57,230
Capital One Auto Finance Trust,

Ser. 2007-C, Cl. A3A	5.13	4/16/12	1,559,687	1,595,240
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	490,000	510,047
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	600,000 b	595,003
Household Automotive Trust,
Ser. 2005-3, Cl. A4	4.94	11/19/12	316,681 a	325,702
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	470,490 a	481,151
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,725,000	1,653,794
WFS Financial Owner Trust,
Ser. 2005-3, Cl. B	4.50	5/17/13	496,671 a	498,091
				9,405,702
Asset-Backed Ctfs./Credit Cards--.7%
Advanta Business Card Master
Trust, Ser. 2006-A3, Cl. A3	5.30	5/21/12	255,786	250,740
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	0.47	1/9/12	600,000 a,c	594,051
Washington Mutual Master Note
Trust, Ser. 2007-B1, Cl. B1	4.95	3/17/14	785,000 b	792,561
				1,637,352
Asset-Backed Ctfs./Home Equity Loans--1.2%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	155,194 c	115,844
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	4,017 a,c	4,004
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.68	5/25/35	333,427 a,c	325,447
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	133,892 c	107,660
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,690,293 c	1,130,265
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.65	3/25/35	515,000 c	484,689
Home Equity Asset Trust,

Ser. 2005-2, Cl. M1	0.70	7/25/35	377,246 c	363,056
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.38	1/25/36	233,686 a,c	222,807
Terwin Mortgage Trust,
Ser. 2006-9HGA, Cl. A1	0.33	10/25/37	71,755 a,b,c	66,532
				2,820,304
Asset-Backed Ctfs./Manufactured Housing--.5%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	167,256 a	167,759
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	922 a	920
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000 c	978,187
				1,146,866
Auto Parts & Equipment--.3%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	720,000 d	747,000
Banks--6.8%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	1,090,000	1,225,904
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	220,000	227,817
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	260,000	288,583
Barclays Bank,
Sr. Unscd. Notes	5.00	9/22/16	160,000	162,279
Barclays Bank,
Sub. Notes	10.18	6/12/21	500,000 b	658,394
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	450,000	521,063
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,655,000	1,694,948
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	590,000	599,849
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	390,000	393,481
Goldman Sachs Group,

Sub. Notes	6.75	10/1/37	860,000	890,378
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	945,000	1,015,955
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	345,000	387,584
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	625,000 c	517,356
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	435,000	457,300
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,970,000	1,931,835
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	805,000	875,288
NB Capital Trust IV,
Bank Gtd. Cap. Secs.	8.25	4/15/27	265,000	262,350
PNC Funding,
Gtd. Notes	6.70	6/10/19	620,000	687,392
Sovereign Bancorp,
Sr. Unscd. Notes	0.52	3/23/10	1,235,000 a,c	1,233,581
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	577,000 a	594,028
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	2,005,000 c	1,774,425
				16,399,790
Beverages--1.1%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	1,385,000 b	1,832,301
Diageo Capital,
Gtd. Notes	7.38	1/15/14	710,000	823,586
				2,655,887
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	595,000	669,988
Commercial & Professional Services--1.3%
Aramark,
Gtd. Notes	8.50	2/1/15	712,000 d	721,790
ERAC USA Finance,

Gtd. Notes	6.38	10/15/17	1,425,000 b	1,432,855
ERAC USA Finance,
Sr. Unscd. Notes	7.95	12/15/09	1,008,000 a,b	1,014,261
				3,168,906
Commercial Mortgage Pass-Through Ctfs.--12.9%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	560,000	579,515
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.52	4/25/36	135,131 b,c	123,345
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.53	1/25/37	967,088 b,c	525,351
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.61	4/25/34	262,617 b,c	186,168
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	1.35	11/25/35	108,580 b,c	25,119
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	1.72	7/25/36	319,508 b,c	65,844
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	1.95	4/25/36	164,268 b,c	33,143
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.25	11/25/35	217,160 b,c	57,856
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	3.75	1/25/36	73,405 b,c	18,141
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	1,962,348 a,c	1,976,573
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	1,015,000 c	943,260
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	875,000 c	886,076
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	1,275,000 c	1,196,116
Bear Stearns Commercial Mortgage
Securities, Ser. 1998-C1,

Cl. A2	6.44	6/16/30	1,658 a	1,656
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.43	5/15/23	970,693 a,b,c	823,489
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	2,725,000 a,b	2,725,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	620,000 a,b	614,290
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,555,000 a,b	1,547,225
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	610,000 b	610,000
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	950,000 b	945,250
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	246,358	245,898
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	1,050,000 c	1,089,685
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	499,793 a	522,772
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.50	3/6/20	2,965,000 a,b,c	2,487,954
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.69	3/6/20	1,120,000 a,b,c	896,268
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.30	3/6/20	650,000 b,c	482,059
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,485,000 a	1,486,006
LB-UBS Commercial Mortgage Trust,

Ser. 2004-C7, Cl. A2	3.99	11/15/09	893,082	892,812
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C1, Cl. A4	5.16	2/15/31	1,010,000	952,483
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	713,475 c	730,243
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.38	11/12/37	350,000 a,c	358,234
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.10	6/12/46	1,110,000 c	1,046,700
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	1,266,245 a	1,274,416
Morgan Stanley Capital I,
Ser. 2007-HQ11, Cl. A4	5.45	2/12/44	1,710,000 c	1,465,170
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/42	760,000 c	718,931
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A2	6.40	2/15/31	10,081 a	10,489
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	12,314 a	12,857
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	375,000 b	371,250
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.09	8/15/39	940,000 c	977,517
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	590,242 a	591,006
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	740,000	747,769
				31,243,936
Diversified Financial Services--3.9%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000 c,d	497,150
Amvescap,
Gtd. Notes	5.38	2/27/13	595,000	598,772
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	855,000	993,162
Discover Financial Services,

Sr. Notes	10.25	7/15/19	550,000	630,518
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	775,000 b	848,625
General Electric Capital,
Sr. Unscd. Notes	0.60	10/21/10	825,000 a,c,d	823,577
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	850,000	842,900
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	400,000 c	304,000
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	695,000 b	701,827
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	305,000 b	346,231
International Lease Finance,
Sr. Unscd. Notes	6.38	3/25/13	895,000	718,278
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	633,000	679,765
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	420,000	426,825
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	950,000	916,750
				9,328,380
Electric Utilities--3.2%
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,215,000	1,227,150
AES,
Sr. Unscd. Notes	8.00	10/15/17	70,000	70,787
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	465,000	501,785
Enel Finance International,
Gtd. Notes	5.70	1/15/13	550,000 b	590,749
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	1,295,000 b	1,397,020
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	49,000	53,023
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	735,000	805,865

Nevada Power,
Mortgage Notes	6.50	8/1/18	775,000	849,283
NiSource Finance,
Gtd. Notes	0.98	11/23/09	775,000 c	774,440
NiSource Finance,
Gtd. Notes	5.25	9/15/17	760,000 d	715,258
NRG Energy,
Gtd. Notes	7.38	1/15/17	650,000	630,500
				7,615,860
Environmental Control--1.1%
Allied Waste North America,
Sr. Unscd. Notes, Ser. B	7.13	5/15/16	250,000	264,098
Allied Waste North America,
Sr. Unscd. Notes	7.25	3/15/15	360,000	376,172
Republic Services,
Sr. Unscd. Notes	5.50	9/15/19	515,000 b	531,544
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	596,000	652,234
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	620,000	650,514
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	260,000 a	272,324
				2,746,886
Food & Beverages--1.1%
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	635,000	701,350
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	595,000	580,125
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	670,000	676,700
SUPERVALU,
Sr. Unscd. Bonds	7.50	5/15/12	290,000	300,875
SUPERVALU,
Sr. Unscd. Bonds	7.50	11/15/14	75,000	75,750
SUPERVALU,
Sr. Unscd. Notes	8.00	5/1/16	230,000	239,200
				2,574,000

Foreign/Governmental--1.1%
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	1,160,000	1,260,920
Republic of Italy,
Sr. Unscd. Notes	5.38	6/12/17	595,000	650,948
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	744,000	775,992
				2,687,860
Forest Products & Paper--.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	315,000 b	311,850
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	485,000 b	505,612
				817,462
Health Care--.6%
Community Health Systems,
Gtd. Notes	8.88	7/15/15	715,000	734,662
Davita,
Gtd. Notes	6.63	3/15/13	727,000	723,365
				1,458,027
Insurance--3.0%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	745,000	806,288
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	785,000 b	796,823
Kingsway America,
Sr. Notes	7.50	2/1/14	45,000 b	37,970
Lincoln National,
Sr. Unscd. Notes	0.38	3/12/10	1,285,000 a,c	1,269,527
Lincoln National,
Jr. Sub. Cap. Secs.	6.05	4/20/67	310,000 c	212,350
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,098,000	1,148,059
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	1,000,000 b	1,017,692
Prudential Financial,
Sr. Notes	4.75	9/17/15	970,000	964,429

Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	175,000	179,279
Willis North America,
Gtd. Notes	6.20	3/28/17	440,000	431,343
Willis North America,
Gtd. Notes	7.00	9/29/19	390,000	401,723
				7,265,483
Machinery--.1%
Terex,
Gtd. Notes	7.38	1/15/14	260,000	258,700
Manufacturing--.3%
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	750,000 b,d	772,500
Media--5.9%
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	825,000 b	854,141
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	100,000	104,750
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	575,000 b	611,044
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	560,000 b,d	590,800
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	430,000 b	456,875
Directv Holdings,
Notes	5.88	10/1/19	220,000 b	219,725
DirecTV Holdings/Financing,
Gtd. Notes	7.63	5/15/16	610,000	655,750
Discovery Communications,
Gtd. Notes	5.63	8/15/19	190,000	195,345
Dish DBS,
Gtd. Notes	7.75	5/31/15	900,000	922,500
News America,
Gtd. Notes	6.15	3/1/37	720,000	706,781
News America,
Gtd. Notes	6.65	11/15/37	515,000	538,213
News America Holdings,

Gtd. Debs.	7.70	10/30/25	945,000	1,027,207
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,240,000 b	1,312,110
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	1,070,000	1,106,972
TCI Communications,
Sr. Unscd. Bonds	7.88	2/15/26	765,000	897,650
Time Warner,
Gtd. Notes	5.88	11/15/16	1,960,000 d	2,081,438
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	955,000	1,008,442
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	865,000	957,215
				14,246,958
Mining--1.1%
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	335,000	389,374
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	590,000	628,487
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	645,000	695,530
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	320,000	363,200
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	495,000	577,912
				2,654,503
Office And Business Equipment--.5%
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	600,000	621,000
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	235,000	246,562
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000	348,880
				1,216,442
Oil & Gas--2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	8.70	3/15/19	565,000	676,681

Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	255,000	253,406
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	1,565,000	1,654,987
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	585,000	672,201
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	370,000	427,505
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	165,000	165,412
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	680,000	728,161
Petrohawk Energy,
Gtd. Notes	7.88	6/1/15	80,000	79,200
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	80,000	82,600
Range Resouces,
Gtd. Notes	8.00	5/15/19	895,000	921,850
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	565,000	625,427
Valero Energy,
Gtd. Notes	9.38	3/15/19	320,000	373,493
				6,660,923
Packaging & Containers--.8%
Crown Americas,
Gtd. Notes	7.63	11/15/13	720,000	730,800
Crown Americas,
Gtd. Notes	7.75	11/15/15	429,000	438,652
Owens-Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	650,000 d	646,750
Owens-Brockway Glass Container,
Gtd. Notes	7.38	5/15/16	100,000	102,000
				1,918,202
Pipelines--.9%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	10,000	10,461
El Paso,

Sr. Unscd. Notes	7.00	6/15/17	400,000	394,000
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	760,000	782,800
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	895,000	979,387
				2,166,648
Racetracks--.2%
Pennsylvania National Gaming,
Sr. Unsub. Notes	8.75	8/15/19	575,000 b	579,312
Real Estate--3.1%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	645,000	654,218
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	375,000	356,938
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000	393,302
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	575,000	602,069
HRPT Properties Trust,
Sr. Unscd. Notes	0.90	3/16/11	541,000 a,c	511,781
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	290,000	261,634
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	485,000 a	487,092
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000	180,333
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	340,000	342,794
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	565,000	533,873
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	560,000 d	517,922
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000	173,882
Regency Centers,
Gtd. Notes	5.88	6/15/17	330,000	310,649
Simon Property Group,

Sr. Unscd. Notes	5.00	3/1/12	742,000	765,588
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	236,000	246,751
WEA Finance,
Sr. Notes	7.13	4/15/18	895,000 b	934,486
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000 b	264,297
				7,537,609
Residential Mortgage Pass-Through Ctfs.--.2%
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.60	5/25/36	559,219 a,c	388,616
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.48	4/30/30	26,460 a,c	18,727
				407,343
Retail--.9%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	395,000	421,042
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	488,681 b	545,336
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	449,000	437,074
Staples,
Gtd. Notes	9.75	1/15/14	570,000	685,320
				2,088,772
State/Territory General Obligations--2.6%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	835,000	684,900
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	1,690,000	1,353,200
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	585,000	627,104
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	1,205,000	1,340,996
Tobacco Settlement Authority of
Iowa, Tobacco Settlement

Asset-Backed Bonds	6.50	6/1/23	2,753,000	2,145,495
				6,151,695
Steel--.3%
Arcelormittal,
Sr. Unscd. Notes	9.85	6/1/19	585,000	693,065
Telecommunications--2.7%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	1,465,000	1,543,199
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	1,180,000 b	1,227,200
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	630,000	663,337
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	305,000	363,330
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	605,000	719,783
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	1,420,000 b	1,536,047
Wind Acquisition Finance,
Sr. Notes	11.75	7/15/17	370,000 b	419,025
				6,471,921
Textiles--.4%
Mohawk Industries,
Sr. Unscd. Notes	6.25	1/15/11	970,000	998,871
Transportation--.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	145,000	157,991
U.S. Government Agencies--.4%
Federal National Mortgage
Association, Bonds, Ser. 1	4.75	11/19/12	853,000 e	932,192
U.S. Government Agencies/Mortgage-Backed--36.0%
Federal Home Loan Mortgage Corp:
5.50%			5,970,000 e,f	6,317,944
3.50%, 9/1/10			193,771 e	194,910
4.00%, 10/1/09			126,694 e	126,816
4.50%, 10/1/09 - 4/1/10			23,170 e	23,363
5.50%, 1/1/34 - 7/1/38			1,123,700 e	1,180,202

6.00%, 6/1/22 - 11/1/37	328,188 e	348,352
7.00%, 11/1/31	194,051 e	213,454
Federal National Mortgage Association:
4.50%	6,650,000 e,f	6,737,281
5.00%	24,820,000 e,f	25,584,838
5.50%	13,140,000 e,f	13,778,106
6.00%	11,685,000 e,f	12,397,907
3.53%, 7/1/10	1,199,212 e	1,218,497
4.00%, 5/1/10	636,658 e	645,135
4.06%, 6/1/13	48,000 e	49,917
4.50%, 11/1/14	10,585 e	10,966
4.90%, 1/1/14	394,679 e	420,718
5.00%, 10/1/11 - 1/1/36	3,062,090 e	3,180,040
5.50%, 11/1/24 - 9/1/34	2,917,976 e	3,076,911
6.00%, 7/1/17 - 1/1/38	4,824,136 e	5,101,130
6.50%, 12/1/15	3,271 e	3,502
7.00%, 11/1/31 - 6/1/32	34,293 e	37,809
7.50%, 2/1/29 - 11/1/29	4,903 e	5,468
8.50%, 6/1/12	1,550 e	1,633
Ser. 2002-T11, Cl. A,
4.77%, 4/25/12	13,104 a,e	13,628
Ser. 2002-T3, Cl. A, 5.14%,
12/25/11	377,893 a,e	378,889
Government National Mortgage Association I:
6.00%, 1/15/32	2,254	2,405
6.50%, 7/15/32	4,386	4,722
8.00%, 8/15/25 - 11/15/26	26,418	29,969
9.00%, 2/15/21	12,542	14,372
Ser. 2004-57, Cl. A, 3.02%,
1/16/19	607,798 a	613,814
Ser. 2007-46, Cl. A, 3.14%,
11/16/29	1,064,797 a	1,073,956
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	245,566 a	246,806
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	226,230 a	227,679
Ser. 2004-67, Cl. A, 3.65%,

9/16/17	171,761 a	172,308
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	846,895 a	862,919
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	916,250 a	928,061
Ser. 2006-9, Cl. A, 4.20%,
8/16/26	1,744,959 a	1,790,521
		87,014,948
U.S. Government Securities--8.3%
U.S. Treasury Bonds;
4.25%, 5/15/39	3,865,000	3,999,672
U.S. Treasury Notes:
3.50%, 2/15/18	1,908,000	1,949,291
3.88%, 10/31/12	920,000 a,d	987,923
4.63%, 8/31/11	11,435,000 a	12,246,622
4.88%, 4/30/11	1,033,000 a	1,100,993
		20,284,501
Total Bonds and Notes
(cost $266,708,794)		270,700,982

Short-Term Investments--13.5%
U.S. Treasury Bills:
0.08%, 10/8/09	32,100,000 d	32,099,968
0.17%, 10/15/09	530,000	529,996
Total Short-Term Investments
(cost $32,629,445)		32,629,964

Other Investment--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,609,511)	1,609,511 [g]	1,609,511
Investment of Cash Collateral for
Securities Loaned--15.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $37,553,630)	37,553,630 [g]	37,553,630
Total Investments (cost $338,501,380)	142.0%	342,494,087
Liabilities, Less Cash and Receivables	(42.0%)	(101,298,627)
Net Assets	100.0%	241,195,460

a	Denotes all or part of security segregated as collateral.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $38,202,374 or 15.8% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $36,718,541 and the total market value of the collateral held by the fund is $37,553,630.
e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $338,501,380. Net unrealized appreciation on investments was $3.992,707 of which $9,615,778 related to appreciated investment securities and $5,623,071 related to depreciated investment securities.

The following summarizes open forward contracts at September 30, 2009:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Argentine Peso,
expiring 10/30/2009	4,660,000	1,205,586	1,205,349	(237)
Brazilian Real,
expiring 10/30/2009	2,170,000	1,206,897	1,219,204	12,307
British Pound,
expiring 10/22/2009	710,000	1,163,754	1,134,574	(29,180)
Egyptian Pound,
expiring 10/5/2009	6,440,000	1,161,826	1,170,483	8,657
Malaysian Ringgit,
expiring 10/22/2009	2,050,000	588,877	591,732	2,855
Philippines Peso,
expiring 10/30/2009	57,530,000	1,215,508	1,215,508	0
Russian Ruble,
expiring 10/30/2009	36,510,000	1,202,866	1,207,421	4,555

	Foreign			Unrealized
	Currency			Appreciation/
	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Euro,
expiring 10/22/2009	400,000	591,916	585,334	6,582
Gross Unrealized
Appreciation				34,956
Gross Unrealized
Depreciation				(29,417)

STATEMENT OF FINANCIAL FUTURES September 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2009 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	68	14,753,876	December 2009	51,641
U.S. Long Bond	62	7,525,250	December 2009	130,585
Financial Futures Short
U.S. Treasury 5 Year Notes	5	(580,469)	December 2009	(6,961)
U.S. Treasury 10 Year Notes	156	(18,459,188)	December 2009	(282,946)
Gross Unrealized
Appreciation				182,226
Gross Unrealized
Depreciation				(289,907)

STATEMENT OF OPTIONS WRITTEN
September 30, 2009 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)	Value ($)
Call Options:
1M 5Yr Rec Straddle
October 2009 @ 2.76			4,717,000	(34,212)
1M 10Yr Rec Straddle
October 2009 @ 3.67			2,383,000	(51,711)
3Y 10Yr Rec Straddle
September 2012 @ 4.5			12,000,000	(876,832)
Federal National Mortgage Association
October 2009 @ 99.5			5,083,000	(96,760)
U.S. Treasury 10 Year Notes
October 2009 @ 117			20,000	(35,313)

Put Options:
1M 5Yr Pay Straddle
October 2009 @ 2.76	4,717,000	(14,452)
1M 10Yr Pay Straddle
October 2009 @ 3.67	2,383,000	(12,160)
3Y 10Yr Pay Straddle
September 2012 @ 4.5	12,000,000	(737,281)
Federal National Mortgage Association
October 2009 @ 99.5	5,083,000	(3,045)
U.S. Treasury 10 Year Notes
October 2009 @ 117	20,000	(8,750)
(Premiums received $ 1,938,068)
Gross Unrealized Depreciation		(1,870,516)

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -Quoted	Significant	Level 3 -Significant
Assets ($)	Prices Observable Inputs		Unobservable Inputs	Total
Investments in Securities	-	-	-	-
Corporate Bonds	-	106,968,283	-	106,968,283
U.S. Government Agencies/Mortgage	-	87,947,140	-
Backed				87,947,140
Asset-Backed	-	15,010,224	-	15,010,224
Commercial Mortgage-Backed	-	31,243,936	-	31,243,936
Municipal Bonds	-	6,151,695	-	6,151,695
Foreign Government	-	2,687,860	-	2,687,860
U.S. Treasury Securities	-	52,914,465	-	52,914,465
Residential Mortgage-Backed	-	407,343	-	407,343
Mutual Funds	39,163,141	-	-	39,163,141
Other Financial Instruments+	182,226	34,956	-	217,182
Liabilities ($)
Other Financial Instruments+	(433,775)	(1,756,065)	-	(2,189,840)

Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

		Investments in
	Investments in Private	Asset-Backed
	Investment Fund ($)	Security ($)
Balance as of 12/31/2008	1,983,334	526,725
Realized gain (loss)	-	-
Change in unrealized
appreciation (depreciation)	-	(82,376)
Net purchases (sales)	(1,983,334)	-
Transfers in and/or out of Level 3	-	(444,349)
Balance as of 9/30/2009	-	-

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as hedges and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts ( forward contracts ) are valued each business day by an independent pricing service (the Service ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities)

are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees.Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at September 30, 2009 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2009 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--97.2%		Rate (%)	Date	Amount ($)	Value ($)
Australia--.9%
BHP Billiton Finance USA,
Gtd. Notes		5.50	4/1/14	220,000	243,375
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	190,000	204,885
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	100,000 a	163,004
					611,264
Belgium--.9%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	110,000 a	240,171
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/34	210,000 a	338,966
					579,137
Bermuda--.2%
Holcim Capital,
Gtd. Notes		6.88	9/29/39	100,000 b	103,383
Brazil--2.5%
Brazilian Government,
Unsub. Bonds	BRL	12.50	1/5/16	2,675,000 a,c	1,666,213
Canada--3.6%
Barrick Gold,
Sr. Unscd. Notes		6.95	4/1/19	170,000	199,381
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	225,000	246,852
Encana,
Sr. Unscd. Notes		6.50	5/15/19	50,000 c	55,608
Husky Energy,
Sr. Unscd. Notes		7.25	12/15/19	80,000	91,925
Potash-Saskatchewan,
Sr. Unscd. Notes		5.25	5/15/14	110,000	119,126
Province of Ontario Canada,
Notes	CAD	4.50	12/2/12	825,000 a	824,237

Rogers Wireless,
Gtd. Notes		7.50	3/15/15	45,000	51,936
Teck Resources,
Sr. Scd. Notes		10.25	5/15/16	60,000	68,100
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	370,000	431,975
Toronto-Dominion Bank,
Sr. Unscd. Notes	EUR	5.38	5/14/15	100,000 a	159,511
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	145,000	185,648
					2,434,299
Cayman Islands--.5%
Hutchison Whampoa International,
Gtd. Notes		4.63	9/11/15	320,000 b	318,433
Colombia--.2%
Republic of Colombia,
Sr. Notes		7.38	3/18/19	135,000	155,047
Denmark--.5%
NYKREDIT,
Sub. Notes	EUR	4.90	9/22/49	280,000 a,d	350,328
France--3.9%
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	100,000 a	150,143
Carrefour SA,
Sr. Unscd. Notes	EUR	5.13	10/10/14	50,000 a	78,877
Danone Finance,
Gtd. Notes	EUR	6.38	2/4/14	100,000 a	164,514
France Telecom,
Sr. Unscd. Notes		5.38	7/8/19	170,000	181,161
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	75,000 a	123,780
Government of France,
Bonds	EUR	4.25	10/25/18	205,000 a	319,758
Government of France,
Bonds	EUR	4.75	4/25/35	210,000 a	338,843
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	205,000 a	350,485
Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	100,000 a	157,416
Societe Generale,

Sub. Notes	EUR	6.13	8/20/18	100,000 a	162,542
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.13	11/25/33	130,000 a	199,640
Veolia Environnement,
Sr. Unscd. Notes	EUR	4.88	5/28/13	65,000 a	100,322
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.75	4/24/19	150,000 a	255,129
					2,582,610
Germany--2.0%
Bayer,
Jr. Sub. Bonds	EUR	5.00	7/29/2105	105,000 a,d	143,070
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	4.00	1/4/37	125,000 a	183,779
Deutsche Bank,
Sr. Unscd. Notes	EUR	5.13	8/31/17	100,000 a	160,527
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	370,000 a,b	578,681
Henkel & Co.,
Sub. Bonds	EUR	5.38	11/25/2104	125,000 a,d	166,627
KFW,
Gtd. Notes		3.50	3/10/14	125,000	130,183
					1,362,867
Greece--.3%
Hellenic Republic,
Sr. Unscd. Bonds	EUR	4.30	7/20/17	145,000 a	215,909
Hong Kong--.5%
Hutchison Whampoa International,
Gtd. Notes		7.63	4/9/19	285,000 b	323,528
Hungary--1.9%
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	130,000,000 a	665,728
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	127,000,000 a	627,466
					1,293,194
Indonesia--.9%
Indonesia Government,
Notes	IDR	11.50	9/15/19	5,000,000,000 a	570,450
Ireland--.4%
Principal Financial Global Funding II,
Sr. Scd. Notes	EUR	4.50	1/26/17	200,000 a	251,166

Italy--4.1%
Atlantia,
Gtd. Notes	EUR	1.25	6/9/11	300,000 a,d	435,348
Buoni Poliennali del Tesoro,
Bonds	EUR	4.50	8/1/18	250,000 a	386,251
Buoni Poliennali del Tesoro,
Bonds	EUR	5.00	2/1/12	285,000 a	447,668
Enel-Societa Per Azioni,
Notes	EUR	5.63	6/21/27	120,000 a	187,309
Finmeccanica,
Sr. Notes	EUR	4.88	3/24/25	80,000 a	111,230
Telecom Italia,
Sr. Unscd. Notes	EUR	5.25	3/17/55	400,000 a	456,655
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	135,000 a	238,405
Telecom Italia,
Sr. Unscd. Notes	GBP	5.63	12/29/15	300,000 a	482,717
					2,745,583
Japan--5.2%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	27,000,000 a	271,412
Japan Government,
Bonds, Ser. 288	JPY	1.70	9/20/17	28,150,000 a	330,987
Japan Government,
Bonds, Ser. 11	JPY	1.70	6/20/33	156,600,000 a	1,590,246
Japan Government,
Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000 a	1,353,226
					3,545,871
Luxembourg--1.7%
Enel Finance International,
Gtd. Notes		5.70	1/15/13	100,000 b	107,409
Holcim US Finance,
Notes		6.00	12/30/19	140,000 b	141,973
Telecom Italia Financial SA
Gtd. Notes	EUR	7.50	4/20/11	60,000 a	94,716
Tyco International Finance,
Gtd. Notes		4.13	10/15/14	65,000	65,391
Wind Acquisition Finance,
Sr. Notes		11.75	7/15/17	300,000 b	339,750
Wind Acquisition Finance,

Sr. Notes	EUR	11.75	7/15/17	220,000 a,b	358,173
					1,107,412
Mexico--2.0%
Mexican Bonos,
Bonds, Ser. M10	MXN	7.75	12/14/17	17,900,000 a	1,321,314
Netherlands--4.2%
Daimler International Finance,
Gtd. Notes	EUR	6.88	6/10/11	195,000 a	305,301
Deutsche Telekom International Finance,
Gtd. Notes	EUR	5.75	4/14/15	180,000 a	287,575
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	195,000 a	311,468
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000 a	156,134
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	130,000 a	209,015
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	100,000 a	160,741
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	110,000 a	168,844
Koninklijke KPN NV,
Sr. Unscd. Notes		8.00	10/1/10	180,000	191,193
Koninklijke KPN NV,
Sr. Unscd. Notes	EUR	4.75	1/17/17	75,000 a	112,210
Koninklijke KPN NV,
Sr. Unscd. Bonds	EUR	6.50	1/15/16	100,000 a	164,621
Netherlands Government,
Bonds	EUR	4.00	1/15/37	200,000 a	290,876
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	100,000 a	155,056
RWE Finance,
Sr. Unscd. Notes	EUR	6.63	1/31/19	50,000 a	86,808
Shell International Finance,
Gtd. Notes		6.38	12/15/38	135,000	160,886
Telefonica Europ BV
Gtd. Notes	EUR	5.13	2/14/13	55,000 a	85,940
					2,846,668
New Zealand--1.5%
New Zealand Government,
Bonds	NZD	6.50	4/15/13	1,300,000 a	985,257

Norway--.7%
DNB Nor Bank,
Sub. Notes	EUR	1.03	5/30/17	100,000 a,d	131,732
Yara International ASA,
Notes		7.88	6/11/19	270,000 b	303,905
					435,637
Peru--.3%
Republic of Peru,
Sr. Unscd. Notes		7.13	3/30/19	150,000	173,775
Poland--.5%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	925,000 a	321,008
Qatar--.2%
State of Qatar,
Sr. Notes		5.15	4/9/14	150,000 b	157,875
Russia--.8%
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	504,000 d	552,182
South Africa--.4%
Republic of South Africa,
Bonds		6.88	5/27/19	225,000	252,000
South Korea--.3%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000 a	169,501
Spain--2.4%
Bonos Y Oblig Del Estado,
Sr. Bonds	EUR	4.10	7/30/18	885,000 a	1,342,044
Santander International,
Bank Gtd. Notes	EUR	5.63	2/14/12	100,000 a	156,040
Telefonica Emisiones,
Gtd. Notes	EUR	5.50	4/1/16	50,000 a	79,337
					1,577,421
Supranational--.3%
Eurasian Development Bank,
Sr. Unscd. Notes		7.38	9/29/14	190,000 b	197,125
Sweden--1.0%
Svenska Handelsbanken,
Sub. Notes		0.45	3/15/16	175,000 d	162,803
Svenska Handelsbanken,
Sub. Notes	EUR	4.19	12/16/49	370,000 a,d	479,176

					641,979
Switzerland--1.6%
Credit Suisse Capital,
Bank Gtd. Notes	EUR	6.91	11/7/49	200,000 a,d	291,208
Credit Suisse Capital,
Bank Gtd. Notes	EUR	7.97	12/29/49	125,000 a,d	180,176
Credit Suisse London,
Sr. Unscd. Notes	EUR	6.13	5/16/14	105,000 a	170,580
Credit Suisse New York,
Sr. Unscd. Notes		5.50	5/1/14	190,000	204,377
Credit Suisse New York,
Sr. Unscd. Notes		5.30	8/13/19	250,000	256,827
					1,103,168
United Kingdom--7.3%
Barclays Bank,
Sr. Notes		5.20	7/10/14	270,000	285,506
Barclays Bank,
Sr. Unscd. Notes		6.75	5/22/19	250,000	280,113
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	110,000 a	169,489
BAT Internaltional Finance,
Gtd. Notes	EUR	5.38	6/29/17	110,000 a	170,553
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	160,000 a	274,757
Diageo Capital,
Gtd. Notes		7.38	1/15/14	135,000	156,597
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	100,000 a	163,692
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000	82,231
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	110,000 a	166,234
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000 a	179,924
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	640,000 a	1,046,208
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	350,000 a	552,049
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	480,000 a	822,896

United Kingdom Gilt,
Bonds	GBP	5.00	3/7/12	205,000 a	353,818
Vodafone Group,
Notes	GBP	8.13	11/26/18	140,000 a	271,907
					4,975,974
United States--43.5%
AES,
Sr. Unscd. Notes		7.75	10/15/15	165,000	166,650
Allegheny Energy Supply,
Notes		5.75	10/15/19	160,000 b,e	160,190
American Express,
Sr. Unscd. Notes		7.25	5/20/14	260,000	292,418
Anadarko Petroleum,
Sr. Unscd. Notes		8.70	3/15/19	140,000 c	167,673
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000 b	284,437
Aramark,
Gtd. Notes		8.50	2/1/15	275,000	278,781
AT&T,
Sr. Unscd. Notes		5.80	2/15/19	250,000	267,995
AT&T,
Sr. Unscd. Notes		6.40	5/15/38	120,000	127,818
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	100,000 a	162,299
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	240,000	255,823
Baker Hughes,
Sr. Unscd. Notes		7.50	11/15/18	135,000	165,160
Ball,
Sr. Notes		7.38	9/1/19	295,000	300,900
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	225,000	230,851
Bank of America,
Sr. Notes		6.50	8/1/16	220,000	231,572
Bank of America,
Sr. Unscd. Notes		7.38	5/15/14	195,000	217,183
Bank of America,
Sub. Notes	EUR	4.00	3/28/18	200,000 a,d	258,962
Baxter International,
Sr. Unscd. Notes		4.00	3/1/14	135,000	140,841
Bear Stearns Commercial Mortgage Securities,

Ser. 2007-T26, Cl. A4		5.47	1/12/45	125,000 d	116,165
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	85,000 d	79,741
BMW U.S. Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000 a	307,467
Boeing,
Sr. Unscd. Notes		5.00	3/15/14	145,000	158,273
Capital One Bank USA,
Sub. Notes		8.80	7/15/19	250,000	289,479
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000 a	301,602
Caterpillar,
Notes		7.90	12/15/18	150,000 c	185,296
CC Holdings GS V,
Sr. Scd. Notes		7.75	5/1/17	310,000 b	322,400
CenturyTel,
Sr. Notes, Ser. Q		6.15	9/15/19	120,000	120,579
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	220,000	219,725
Chesapeake Energy,
Gtd. Notes	EUR	6.25	1/15/17	255,000 a	345,169
Cisco Systems,
Sr. Unscd. Notes		4.95	2/15/19	155,000	163,239
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	255,000	251,498
Columbus Southern Power,
Sr. Unscd. Notes		6.05	5/1/18	70,000	75,913
ConocoPhillips,
Gtd. Notes		5.75	2/1/19	155,000	169,177
Consumers Energy,
First Mortgage Bonds		6.70	9/15/19	115,000 c	132,962
Consumers Energy,
First Mortgage Bonds, Ser. B		5.38	4/15/13	140,000	151,075
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	260,000 b	274,300
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	140,000	152,599
DIRECTV Holdings,
Notes		5.88	10/1/19	145,000 b	144,819
Discover Financial Services,
Sr. Notes		10.25	7/15/19	180,000	206,351

Discovery Communications,
Gtd. Notes		5.63	8/15/19	190,000	195,345
Dish DBS,
Gtd. Notes		7.75	5/31/15	165,000	169,125
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	265,000	298,398
E.I. Du Pont de Nemours,
Sr. Unscd. Notes		5.88	1/15/14	215,000	238,310
Echostar DBS,
Gtd. Notes		7.13	2/1/16	105,000	104,737
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	335,000	329,975
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	175,000	202,413
Enterprise Products Operations,
Notes		6.13	10/15/39	325,000 e	329,494
EQT,
Sr. Unscd. Notes		8.13	6/1/19	135,000	154,350
First Energy Solutions,
Gtd. Notes		4.80	2/15/15	205,000 b	210,889
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	214,000	227,960
General Electric Capital,
Sr. Unscd. Notes		5.88	1/14/38	285,000	262,226
General Electric Capital,
Sub. Bonds	EUR	4.63	9/15/66	175,000 a,d	199,748
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	120,000 b	118,800
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	206,000 b	202,395
GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	80,561	81,416
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	157,937	162,925
Goldman Sachs Group,
Sr. Unscd. Notes		7.50	2/15/19	420,000	481,147
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	150,000 c	163,500
Government National Mortgage Association,
Ser. 2004-23, Cl. B		2.95	3/16/19	63,333	63,559
Government National Mortgage Association,

Ser. 2006-19, Cl. A		3.39	6/16/30	197,620	201,148
Government National Mortgage Association,
Ser. 2006-15, Cl. A		3.73	3/16/27	278,041	284,493
Government National Mortgage Association,
Ser. 2006-39, Cl. A		3.77	6/16/25	280,000	286,778
Government National Mortgage Association,
Ser. 2006-67, Cl. A		3.95	10/6/11	433,654	446,156
Government National Mortgage Association,
Ser. 2005-79, Cl. A		4.00	10/16/33	191,321	195,966
Government National Mortgage Association,
Ser. 2006-9, Cl. A		4.20	8/16/26	452,640	464,459
Government National Mortgage Association,
Ser. 2006-5, Cl. A		4.24	7/16/29	212,663	216,873
Government National Mortgage Association,
Ser. 2007-34, Cl. A		4.27	11/16/26	162,795	167,546
HCA,
Sr. Scd. Notes		7.88	2/15/20	640,000 b	644,000
Honeywell International,
Sr. Unscd. Notes		5.00	2/15/19	135,000	142,372
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	3/24/49	370,000 a,d	487,298
IBM,
Sr. Unscd. Notes		8.00	10/15/38	100,000	139,686
IBM,
Sr. Unscd. Notes	EUR	6.63	1/30/14	350,000 a	585,291
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	270,000 b	272,025
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	295,000	305,325
JPMorgan Chase & Co.,
Sr. Unscd. Notes		6.30	4/23/19	400,000	437,483
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	225,000	238,403
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	5.25	5/8/13	150,000 a	234,760
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		5.80	3/1/21	25,000 c	25,449
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	265,000	289,986
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	115,000	127,016

Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	150,000 a	237,452
Lamar Media,
Gtd. Notes		6.63	8/15/15	270,000 c	252,450
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C1, Cl. A4		5.16	2/15/31	110,000	103,736
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	8.63	4/1/13	100,000 a	147,799
Marathon Oil,
Sr. Unscd. Notes		7.50	2/15/19	100,000	115,542
Meccanica Holdings USA,
Gtd. Notes		7.38	7/15/39	125,000 b	147,836
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	8/12/10	115,000	115,542
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		6.10	6/12/46	155,000 d	146,161
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	6/10/14	535,000 b	559,490
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	300,000 b	311,297
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4		5.80	6/11/42	35,000 d	33,109
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1		5.26	12/15/43	85,252	86,884
Morgan Stanley,
Sr. Unscd. Notes		7.30	5/13/19	305,000	336,171
Mosaic,
Sr. Unscd. Notes		7.38	12/1/14	130,000 b	138,025
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	25,000	25,062
News America,
Gtd. Notes		6.15	3/1/37	210,000	206,145
News America,
Sr. Gtd. Unscd. Notes		6.90	3/1/19	155,000	173,266
NiSource Finance,
Gtd. Notes		6.40	3/15/18	120,000	119,969
Nordic Telephone Holdings,
Sr. Scd. Bonds		8.88	5/1/16	90,000 b	93,600
Norfolk Southern,
Sr. Unscd. Notes		5.75	1/15/16	135,000 b,f	147,702
NRG Energy,

Gtd. Notes		7.38	1/15/17	325,000	315,250
Pacific Gas & Electric,
Sr. Unscd. Notes		8.25	10/15/18	90,000 c	114,550
Peabody Energy,
Gtd. Notes		7.38	11/1/16	130,000	131,950
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	95,000	96,425
Pennsylvania National Gaming,
Sr. Unsub. Notes		8.75	8/15/19	315,000 b	317,362
Pepsico,
Sr. Unscd. Notes		7.90	11/1/18	125,000	158,108
Petrohawk Energy,
Gtd. Notes		7.88	6/1/15	45,000	44,550
PetroHawk Energy,
Gtd. Notes		9.13	7/15/13	45,000	46,462
PFIZER,
Sr. Unscd. Notes		5.35	3/15/15	215,000	238,354
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	125,000	133,280
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	135,000	154,369
Plains All American Pipeline,
Sr. Unscd. Notes		4.25	9/1/12	300,000	308,615
Plains All American Pipeline,
Gtd. Notes		8.75	5/1/19	65,000	78,158
PNC Funding,
Gtd. Notes		5.40	6/10/14	160,000	172,067
Potomac Electric Power,
First Mortgage Bonds		6.50	11/15/37	150,000	173,135
Prudential Financial,
Sr. Notes		4.75	9/17/15	322,000	320,151
Qwest,
Sr. Unscd. Notes		7.63	6/15/15	145,000	147,538
Reed Elsevier Capital,
Gtd. Notes		4.63	6/15/12	320,000	331,057
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	110,000	135,744
Schering-Plough,
Sr. Unscd. Notes	EUR	5.00	10/1/10	50,000 a	75,522
Schering-Pough,
Sr. Unscd. Notes	EUR	5.38	10/1/14	140,000 a	222,270

Simon Property Group,
Sr. Unscd. Notes		6.75	5/15/14	265,000	284,489
Sovereign Bancorp,
Sr. Unscd. Notes		0.52	3/23/10	75,000 d	74,914
Staples,
Gtd. Notes		9.75	1/15/14	70,000 c	84,162
State of California Build America Taxable Various
Purpose, Bonds		7.55	4/1/39	120,000	133,543
Supervalue,
Sr. Unscd. Notes		8.00	5/1/16	150,000	156,000
Terex,
Gtd. Notes		7.38	1/15/14	250,000	248,750
Time Warner Cable,
Gtd. Debs.		6.75	6/15/39	280,000	303,815
Time Warner Cable,
Gtd. Notes		8.75	2/14/19	140,000	172,759
Unilever Capital,
Gtd. Notes		3.65	2/15/14	145,000 c	150,174
Union Pacific,
Sr. Unscd. Notes		7.88	1/15/19	125,000	155,246
United Parcel Service,
Sr. Unscd. Notes		3.88	4/1/14	110,000	115,453
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	245,000	265,040
Verizon Communications,
Sr. Unscd. Notes		7.35	4/1/39	115,000	136,818
Virginia Electric & Power,
Sr. Notes		8.88	11/15/38	165,000	235,473
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	126,824	126,988
Wachovia Bank Commercial Mortgage Trust,
Ser. 2007-C34, Cl. A3		5.68	5/15/46	160,000	145,643
Waste Management,
Gtd. Notes		7.38	3/11/19	280,000	326,418
Wells Fargo,
Sr. Unscd. Notes		4.38	1/31/13	225,000	232,521
WM Covered,
Notes	EUR	4.00	9/27/16	235,000 a	337,202
					29,164,170
Total Bonds and Notes

(cost $58,961,154)		65,091,748
	Principal
Short-Term Investments--1.3%	Amount ($)	Value ($)
U.S. Treasury Bills
0.09%, 10/15/09
(cost $864,971)	865,000 [f]	864,994

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $335,535)	335,535 [g]	335,535

Investment of Cash Collateral for Securities Loaned--4.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,777,170)	2,777,170 [g]	2,777,170
Total Investments (cost $62,938,830)	103.2%	69,069,447
Liabilities, Less Cash and Receivables	(3.2%)	(2,163,918)
Net Assets	100.0%	66,905,529

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
CAD-Canadian Dollar
EUR--Euro
GBP-British Pound
HUF--Hungary Forint
IDR--Indonesian Rupiah
JPY-Japanese Yen
MXN- Mexican New Peso
NZD--New Zealand Dollar
PLN-- Polish Zloty
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $7,279,802 or 10.9% of net assets.
c	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $2,768,027 and the total market value of the collateral held by the fund is $2,777,170.
d	Variable rate security--interest rate subject to periodic change.
e	Purchased on a delayed delivery basis.

f	Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts.
g	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $62,938,830. Net unrealized appreciation on investments was $6,130,617 of which $6,335,404 related to appreciated investment securities and $204,787 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
September 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2009 ($)
Financial Futures Short

U.S. Treasury 5 Year Notes	8	(928,750)	December 2009	(6,569)
U.S. Treasury 10 Year Notes	70	(8,282,969)	December 2009	(85,664)
U.S. Treasury Long Bond	9	(1,092,375)	December 2009	(16,760)

Financial Futures Long
10 Year Long Glit	3	568,433	December 2009	935
Australian 3 Year Bond	61	5,523,603	December 2009	(10,177)
Japanese Yen 10 Year Bond	2	3,104,551	December 2009	4,891
EURO - Bund	17	3,032,018	December 2009	28,113
EURO - Schatz	3	474,830	December 2009	869
U.S. Treasury 2 Year Notes	8	1,735,750	December 2009	9,487

Gross Unrealized Appreciation				44,295
Gross Unrealized Depreciation				(119,170)

STATEMENT OF OPTIONS WRITTEN
September 30, 2009 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)	Value ($)
Call Options:
3M 10Yr Rec Straddle
September 2012 @ 4.47			1,619,000	(116,080)
Federal National Mortgage Association
October 2009 @ 99.5			1,200,000	(22,843)

Put Options:
3M 10Yr Pay Straddle
September 2012 @ 4.47	1,619,000	(101,117)
Federal National Mortgage Association
October 2009 @ 99.5	1,200,000	(719)
(Premiums received $248,651)

Gross Unrealized Depreciation		(240,759)

The following summarizes open forward contracts at September 30, 2009:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Argentine Peso, expiring 10/22/2009	2,530,000	654,535	654,406	(129)
Australian Dollar, expiring 10/22/2009	735,000	641,067	647,267	6,200
Brazilian Real, expiring 10/30/2009	1,180,000	656,284	662,977	6,693
British Pounds, expiring 10/2/2009	156,781	250,960	250,561	(399)
Egyptian Pound, expiring 10/5/2009	3,450,000	622,407	627,045	4,638
Euro, expiring 10/2/2009	92,837	135,941	135,854	(87)
Malaysian Ringgit, expiring 10/22/2009	2,205,000	633,402	636,472	3,070
Norwegian Krone, expiring 10/22/2009	3,800,000	651,242	657,443	6,201
Russian Ruble, expiring, 10/30/2009	19,830,000	653,323	655,797	2,474
South Korean Won, expiring 10/22/2009	773,680,000	640,273	656,448	16,175
Swedish Krona, expiring 10/22/2009	4,500,000	661,794	645,601	(16,193)

Sales:		Proceeds ($)
Brazilian Real, expiring 10/22/2009	1,810,000	992,705	1,018,233	(25,528)
British Pounds, expiring 10/1/2009	67,782	107,977	108,327	(350)
British Pounds, expiring 10/22/2009	2,080,000	3,409,307	3,323,822	85,485
British Pounds, expiring 10/22/2009	160,000	256,088	255,679	409
Canadian Dollar, expiring 10/22/2009	880,000	824,001	821,963	2,038
Euro, expiring 10/22/2009	11,788,000	17,443,765	17,249,806	193,959
Euro, expiring 10/22/2009	860,000	1,272,387	1,258,469	13,918
Euro, expiring 10/22/2009	100,000	146,428	146,333	95
Hungary Forint, expiring 10/22/2009	212,850,000	1,145,094	1,151,496	(6,402)
Japanese Yen, expiring 10/22/2009	60,520,000	665,033	674,302	(9,269)
Japanese Yen, expiring 10/22/2009	95,770,000	1,053,135	1,067,051	(13,916)
Japanese Yen, expiring 10/22/2009	60,400,000	663,889	672,965	(9,076)
Mexican New Peso, expiring 10/22/2009	18,070,000	1,346,036	1,334,546	11,490
New Zealand Dollar, expiring 10/22/2009	1,410,000	997,664	1,016,713	(19,049)
New Zealand Dollar, expiring 10/22/2009	240,000	173,059	173,057	2

Gross Unrealized Appreciation				352,847

Gross Unrealized Depreciation	(100,398)

Credit Default Swaps on Corporate Issues
					Upfront
		(Pay)	Implied		Premiums	Unrealized
		Receive	Credit		Paid	Appreciation/
	Notional	Fixed Rate	Spread	Market	(Received)	(Depreciation)
Reference Obligation	Amount ($)[2]	(%)	(%)[3]	Value ($)	($)	($)
Sales Contracts: [1]

Dow Jones CDX.NA.HY.13
Index, 12/20/14*	60,000 [a]	5.00	7.11	(4,798)	(4,048)	(667)

Dow Jones CDX.NA.HY.13
Index, 12/20/14*	1,330,000 [b]	5.00	7.11	(106,356)	(89,728)	(14,781)
						(15,448)
* Expiration Date

Counterparties:
[a] Barclays
[b] Goldman Sachs & Co.

1 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

2 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

3 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity.

					Upfront	Unrealized
Notional	Reference		(Pay) /Receive		Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	(Payable) ($)	(Depreciation) ($)
1,570,000	USD - 3 Month Libor	JP Morgan	3.29	11/24/2018	0	5,110
360,000	GBP - 6 Month Libor	JP Morgan	6.30	6/18/2011	0	52,939
219,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	1/19/2012	0	44,063
2,850,000	NZD - 3 Month Libor	Morgan Stanley	7.88	5/18/2010	0	115,498
500,000	NZD - 3 Month Libor	JP Morgan	8.05	6/21/2012	0	38,075
1,225,000	NZD - 6 Month Libor	Barclays	7.58	5/1/2013	0	94,580
1,270,000	NZD - 6 Month Libor	JP Morgan	5.54	11/24/2013	0	23,118

Gross Unrealized Appreciation						373,383

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	864,994	-	864,994
Corporate Bonds	-	42,975,430	-	42,975,430
Foreign Government	-	18,457,487	-	18,457,487
Municipal Bonds	-	133,543	-	133,543
U.S. Government	-	2,326,978	-	2,326,978
Agencies/Mortgage-Backed
Commercial Mortgage-Backed	-	1,198,310	-	1,198,310
Mutual Funds	3,112,705		-	3,112,705
Other Financial Instruments+	44,295	726,230	-	770,525
Liabilities ($)
Other Financial Instruments+	(142,732)	(333,043)	-	(475,775)
+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Private
Investment Fund ($)
Balance as of 12/31/2008	146,140
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(146,140)
Transfers in and/or out of Level 3	-
Balance as of 9/30/2009	-

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as hedges and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts ( forward contracts ) are valued each business day by an independent pricing service (the Service ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at September 30, 2009 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Swaps: The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract s term/event with the exception of forward started interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from counterparty over the contract s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument.

In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish International Fixed Income Fund
September 30, 2009 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--95.1%		Rate (%)	Date	Amount ($)	Value ($)
Australia--.6%
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	225,000	242,627
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	150,000 a	244,505
					487,132
Belgium--1.1%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000 a	283,838
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/34	370,000 a	597,225
					881,063
Bermuda--.1%
Holcim Capital,
Gtd. Notes		6.88	9/29/39	120,000 b	124,060
Brazil--2.3%
Brazilian Government,
Unsub. Bonds	BRL	12.50	1/5/16	3,050,000 a,c	1,899,794
Canada--3.1%
Barrick Gold,
Sr. Unscd. Notes		6.95	4/1/19	235,000	275,615
Province of Ontario Canada,
Notes	CAD	4.50	12/2/12	1,670,000 a	1,668,456
Rogers Wireless,
Gtd. Notes		7.50	3/15/15	135,000	155,809
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	215,000	251,013
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	205,000	262,468
					2,613,361
Cayman Islands--.5%
Hutchison Whampoa International,
Gtd. Notes		4.63	9/11/15	395,000 b	393,065

Colombia--.2%
Republic of Colombia,
Sr. Unscd. Notes		7.38	3/18/19	170,000	195,245
Denmark--.5%
NYKREDIT,
Sub. Notes	EUR	4.90	9/22/49	350,000 a,d	437,910
Finland--.8%
Aktia Real Estate,
Bonds	EUR	4.13	6/11/14	450,000 a	683,592
France--6.6%
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	135,000 a	202,693
Carrefour SA,
Sr. Unscd. Notes	EUR	5.13	10/10/14	100,000 a	157,753
Danone Finance,
Gtd. Notes	EUR	6.38	2/4/14	150,000 a	246,770
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	95,000 a	156,788
Government of France,
Bonds	EUR	4.00	10/25/14	515,000 a	803,568
Government of France,
Bonds	EUR	4.25	10/25/18	1,595,000 a	2,487,869
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	245,000 a	418,873
Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	150,000 a	236,124
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	150,000 a	243,813
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.13	11/25/33	170,000 a	261,068
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.75	4/24/19	150,000 a	255,129
					5,470,448
Germany--6.0%
Bayer,
Jr. Sub. Bonds	EUR	5.00	7/29/2105	125,000 a,d	170,322
Bundesrepublik Deutschland,
Bonds, Ser. 01	EUR	5.00	7/4/11	245,000 a	382,067
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	625,000 a	987,584

Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.25	7/4/18	1,470,000 a	2,335,195
Deutsche Bank,
Sr. Unscd. Notes	EUR	5.13	8/31/17	150,000 a	240,790
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	430,000 a,b	672,521
Henkel & Co.,
Sub. Bonds	EUR	5.38	11/25/2104	155,000 a,d	206,617
					4,995,096
Greece--2.1%
Hellenic Republic,
Sr. Unscd. Bonds	EUR	4.30	7/20/17	1,150,000 a	1,712,382
Hungary--1.9%
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	150,000,000 a	768,148
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	162,000,000 a	800,389
					1,568,537
Indonesia--.8%
Indonesia Government,
Notes	IDR	11.50	9/15/19	6,000,000,000 a	684,539
Ireland--1.3%
Irish Government,
Sr. Unscd. Bonds	EUR	4.50	10/18/18	510,000 a	752,931
Principal Financial Global Funding II,
Sr. Scd. Notes	EUR	4.50	1/26/17	250,000 a	313,958
					1,066,889
Italy--4.8%
Atlantia,
Gtd. Notes	EUR	1.25	6/9/11	300,000 a,d	435,348
Buoni Poliennali del Tesoro,
Bonds	EUR	4.50	8/1/18	1,305,000 a	2,016,232
Enel-Societa Per Azioni,
Notes	EUR	5.63	6/21/27	165,000 a	257,550
Telecom Italia,
Sr. Unscd. Notes	EUR	5.25	3/17/55	400,000 a	456,655
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	165,000 a	291,384
Telecom Italia,
Sr. Unscd. Notes	GBP	5.63	12/29/15	350,000 a	563,169

					4,020,338
Japan--7.6%
Development Bank of Japan,
Gtd. Notes	JPY	1.05	6/20/23	11,000,000 a	110,575
Development Bank of Japan,
Gtd. Notes	JPY	1.70	9/20/22	263,000,000 a	2,906,129
Japan Government,
Bonds, Ser. 275	JPY	1.40	12/20/15	56,250,000 a	651,575
Japan Government,
Bonds, Ser. 288	JPY	1.70	9/20/17	38,150,000 a	448,567
Japan Government,
Bonds, Ser. 11	JPY	1.70	6/20/33	35,000,000 a	355,419
Japan Government,
Bonds, Ser. 8	JPY	1.00	6/10/16	180,000,000 a	1,873,698
					6,345,963
Luxembourg--1.5%
Holcim US Finance,
Notes		6.00	12/30/19	170,000 b	172,395
Telecom Italia Financial SA,
Gtd. Notes	EUR	7.50	4/20/11	105,000 a	165,753
Tyco International Finance,
Gtd. Notes		4.13	10/15/14	80,000	80,481
Wind Acquisition Finance,
Sr. Notes	EUR	11.75	7/15/17	520,000 a,b	846,591
					1,265,220
Mexico--1.6%
Mexican Bonos,
Bonds, Ser. M10	MXN	7.75	12/14/17	18,235,000 a	1,346,042
Netherlands--7.7%
Daimler International Finance,
Gtd. Notes	EUR	6.88	6/10/11	240,000 a	375,755
Deutsche Telekom International Finance,
Gtd. Notes	EUR	5.75	4/14/15	205,000 a	327,516
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	240,000 a	383,346
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	140,000 a	218,588
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000 a	281,366
Elsevier Finance,

Gtd. Notes	EUR	6.50	4/2/13	150,000 a	241,111
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	150,000 a	230,242
Koninklijke KPN NV,
Sr. Unscd. Notes	EUR	4.75	1/17/17	75,000 a	112,210
Koninklijke KPN NV,
Sr. Unscd. Notes	EUR	6.50	1/15/16	100,000 a	164,621
Netherlands Government,
Bonds	EUR	4.00	7/15/18	590,000 a	902,435
Netherlands Government,
Bonds	EUR	4.00	1/15/37	1,920,000 a	2,792,406
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	135,000 a	209,325
RWE Finance,
Sr. Unscd. Notes	EUR	6.63	1/31/19	50,000 a	86,808
Telefonica Europe BV,
Gtd. Notes	EUR	5.13	2/14/13	75,000 a	117,191
					6,442,920
New Zealand--2.7%
New Zealand Government,
Bonds, Ser. 413	NZD	6.50	4/15/13	2,950,000 a	2,235,776
Norway--.2%
DNB Nor Bank,
Sub. Notes	EUR	1.03	5/30/17	150,000 a,d	197,598
Peru--.3%
Republic of Peru,
Sr. Unscd. Notes		7.13	3/30/19	210,000 c	243,285
Poland--.6%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	1,125,000 a	390,415
Republic of Poland,
Sr. Unscd. Notes		6.38	7/15/19	90,000	101,558
					491,973
Qatar--.2%
State of Qatar,
Sr. Notes		5.15	4/9/14	190,000 b	199,975
Russia--.4%
Russian Federation,
Sr. Unscd. Notes		7.50	3/31/30	336,000 d	368,122
South Africa--.4%

Republic of South Africa,
Bonds		6.88	5/27/19	270,000	302,400
South Korea--.3%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000 a	238,842
Spain--1.1%
Bonos Y Oblig Del Estado,
Sr. Bond	EUR	4.10	7/30/18	395,000 a	598,991
Santander International,
Gtd. Notes	EUR	5.63	2/14/12	100,000 a	156,040
Telefonica Emisiones,
Gtd. Notes	EUR	5.50	4/1/16	100,000 a	158,675
					913,706
Supranational--1.0%
Eurasian Development Bank,
Sr. Unscd. Notes		7.38	9/29/14	230,000 b	238,625
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000 a	632,536
					871,161
Sweden--3.8%
Svenska Handelsbanken,
Sub. Notes	EUR	4.19	12/16/49	625,000 a,d	809,420
Swedish Government,
Bonds, Ser. 1045	SEK	5.25	3/15/11	10,385,000 a	1,584,382
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	5,500,000 a	784,367
					3,178,169
Switzerland--1.0%
Credit Suisse Capital,
Gtd. Notes	EUR	6.91	11/7/49	245,000 a,d	356,730
Credit Suisse Capital,
Gtd. Notes	EUR	7.97	12/29/49	160,000 a,d	230,625
Credit Suisse London,
Sr. Unscd. Notes	EUR	6.13	5/16/14	130,000 a	211,194
					798,549
United Kingdom--7.6%
Barclays Bank,
Sr. Unscd. Notes		6.75	5/22/19	290,000	324,930
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	160,000 a	246,530

BAT International Finance,
Gtd. Notes	EUR	5.38	6/29/17	140,000 a	217,068
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	185,000 a	317,688
HSBC Capital Funding,
Gtd. Notes	EUR	5.37	3/24/49	525,000 a,d	691,436
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	150,000 a	245,539
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	105,000	115,124
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	160,000 a	241,795
National Grid Gas PLC,
Sr. Unscd. Notes	GBP	7.00	12/16/24	75,000 a	139,652
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	150,000 a	269,887
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	1,475,000 a	2,411,181
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	475,000 a	814,325
Vodafone Group,
Sr. Unscd. Notes	GBP	8.13	11/26/18	150,000 a	291,329
					6,326,484
United States--24.4%
AES,
Sr. Unscd. Notes		7.75	10/15/15	190,000	191,900
Allegheny Energy Supply,
Notes		5.75	10/15/19	195,000 b,e	195,231
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	300,000 b	396,888
Aramark,
Gtd. Notes		8.50	2/1/15	320,000 c	324,400
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	100,000 a	162,299
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	190,000	202,526
Ball,
Sr. Notes		7.38	9/1/19	365,000	372,300
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	280,000	287,281

Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	50,000 d	46,907
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	245,000 a	376,647
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000 a	301,602
CC Holdings GS V,
Sr. Scd. Notes		7.75	5/1/17	380,000 b	395,200
CenturyTel,
Sr. Unscd. Notes, Ser. Q		6.15	9/15/19	145,000	145,700
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	230,000	229,712
Chesapeake Energy,
Gtd. Notes	EUR	6.25	1/15/17	100,000 a	135,360
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	360,000	355,056
Consumers Energy,
First Mortgage Bonds		6.70	9/15/19	160,000	184,990
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	320,000 b	337,600
Delhaize Group,
Gtd. Notes		6.50	6/15/17	180,000	196,199
Discover Financial Services,
Sr. Unscd. Notes		10.25	7/15/19	220,000	252,207
Discovery Communications,
Gtd. Notes		5.63	8/15/19	230,000	236,470
Dish DBS,
Gtd. Notes		7.75	5/31/15	190,000	194,750
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	315,000	354,700
Echostar DBS,
Gtd. Notes		7.13	2/1/16	135,000	134,662
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	410,000	403,850
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	220,000	254,463
Enterprise Products Operations,
Notes		6.13	10/15/39	390,000 e	395,393
EQT,
Sr. Unscd. Notes		8.13	6/1/19	155,000	177,216
First Energy Solutions,

Gtd. Notes		4.80	2/15/15	245,000 b	252,038
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	260,000	276,961
General Electric Capital,
Sr. Unscd. Notes		5.88	1/14/38	380,000	349,635
General Electric Capital,
Sub. Bonds	EUR	4.63	9/15/66	215,000 a,d	245,405
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	145,000 b	143,550
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	255,000 b	250,538
GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	101,660	102,739
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	197,421	203,656
Goldman Sachs Group,
Sr. Unscd. Notes		7.50	2/15/19	520,000	595,705
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	150,000	163,500
HCA,
Sr. Scd. Notes		7.88	2/15/20	190,000 b	191,188
IBM,
Sr. Unscd. Notes	EUR	6.63	1/30/14	450,000 a	752,517
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	330,000 b	332,475
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	370,000	382,950
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	280,000	296,680
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		5.80	3/1/21	40,000	40,718
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	315,000	344,700
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	150,000	165,673
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	155,000 a	245,367
Lamar Media,
Gtd. Notes		6.63	8/15/15	316,000	295,460
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C1, Cl. A4		5.16	2/15/31	135,000	127,312

Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	8.63	4/1/13	150,000 a	221,699
Marathon Oil,
Sr. Unscd. Notes		7.50	2/15/19	140,000	161,759
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	8/12/10	150,000	150,707
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		6.10	6/12/46	185,000 d	174,450
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	6/10/14	235,000 b	245,757
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	200,000 b	207,532
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1		5.26	12/15/43	91,132	92,876
Morgan Stanley,
Sr. Unscd. Notes		7.30	5/13/19	355,000	391,281
Mosaic,
Sr. Unscd. Notes		7.38	12/1/14	160,000 b	169,877
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	25,000	25,063
News America,
Gtd. Notes		6.15	3/1/37	140,000	137,430
News America,
Gtd. Notes		6.90	3/1/19	220,000	245,925
Nordic Telephone Holdings,
Sr. Scd. Notes		8.88	5/1/16	135,000 b	140,400
Norfolk Southern,
Sr. Unscd. Notes		5.75	1/15/16	190,000 b,f	207,877
NRG Energy,
Gtd. Notes		7.38	1/15/17	400,000	388,000
Peabody Energy,
Gtd. Notes		7.38	11/1/16	160,000	162,400
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	120,000	121,800
Pennsylvania National Gaming,
Sr. Unsub. Notes		8.75	8/15/19	385,000 b	387,888
Plains All American Pipeline,
Gtd. Notes		4.25	9/1/12	375,000	385,769
Prudential Financial,
Sr. Notes		4.75	9/17/15	394,000	391,737
Reed Elsevier Capital,

Gtd. Notes		8.63	1/15/19	155,000	191,275
Schering-Plough,
Sr. Unscd. Notes	EUR	5.00	10/1/10	85,000 a	128,388
Schering-Pough,
Sr. Unscd. Notes	EUR	5.38	10/1/14	200,000 a	317,528
Simon Property Group,
Sr. Unscd. Notes		6.75	5/15/14	315,000	338,167
Sovereign Bancorp,
Sr. Unscd. Notes		0.52	3/23/10	105,000 d	104,879
Staples,
Gtd. Notes		9.75	1/15/14	100,000	120,232
Terex,
Gtd. Notes		7.38	1/15/14	275,000	273,625
Union Pacific,
Sr. Unscd. Notes		7.88	1/15/19	150,000	186,295
Verizon Communications,
Sr. Unscd. Notes		7.35	4/1/39	125,000	148,716
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	156,800	157,003
Wachovia Bank Commercial Mortgage Trust,
Ser. 2007-C34, Cl. A3		5.68	5/15/46	180,000	163,848
Waste Management,
Gtd. Notes		7.38	3/11/19	70,000	81,605
Windstream,
Sr. Notes		7.88	11/1/17	305,000 b,e	300,425
WM Covered,
Notes	EUR	4.00	9/27/16	285,000 a	408,947
					20,331,436
Total Bonds and Notes
(cost $71,513,150)					79,331,072
				Principal
Short-Term Investments--2.0%				Amount ($)	Value ($)
U.S. Treasury Bills
0.34%, 10/15/09
(cost $1,694,942)				1,695,000 [f]	1,694,988

Other Investment--.9%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $712,592)	712,592 [g]	712,592

Investment of Cash Collateral for Securities Loaned--1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,392,834)	1,392,834 [g]	1,392,834
Total Investments (cost $75,313,518)	99.7%	83,131,486
Cash and Receivables (Net)	.3%	239,775
Net Assets	100.0%	83,371,261

a	Principal amount stated in U.S. Dollars unless otherwise noted:
BRL--Brazilian Real
CAD--Canadian Dollar
EUR--Euro
GBP--British Pound
HUF--Hungary Forint
IDR--Indonesian Rupiah
JPY--Japanese Yen
MXN--Mexican New Peso
NZD--New Zealand Dollar
PLN-- Polish Zloty
SEK--Swedish Krona
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $6,801,696 or 8.2% of net assets.
c	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $1,441,597 and the total market value of the collateral held by the fund is $1,392,834.
d	Variable rate security--interest rate subject to periodic change.
e	Purchased on a delayed delivery basis.
f	Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts.
g	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $75,313,518. Net unrealized appreciation on investments was $7,817,968 of which $7,995,933 related to appreciated investment securities and $177,965 related to depreciated investment securities.

The following summarizes open contracts at September 30, 2009:
(Unaudited)

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Argentine Peso, expiring 10/30/2009	3,130,000	809,760	809,601	(159)
Australian Dollar, expiring 10/22/2009	895,000	780,619	788,168	7,549
Brazilian Real, expiring 10/30/2009	1,450,000	806,452	814,676	8,224
British Pounds, expiring 10/2/2009	156,781	250,959	250,561	(398)
Egyptian Pound, expiring 10/5/2009	4,230,000	763,125	768,812	5,687
Euro, expiring 10/1/2009	569,363	829,790	833,182	3,392
Euro, expiring 10/2/2009	46,418	67,971	67,927	(44)
Malaysian Ringgit, expiring 10/22/2009	2,685,000	771,286	775,024	3,738
Norwegian Krone, expiring 10/22/2009	4,600,000	788,346	795,852	7,506
Philippines Peso, expiring 10/30/2009	38,590,000	815,339	815,339	-
Russian Ruble, expiring 10/30/2009	24,500,000	807,182	810,239	3,057
South Korea Won, expiring 10/22/2009	942,620,000	780,082	799,789	19,707
Swedish Krona, expiring 10/22/2009	5,400,000	794,152	774,721	(19,431)

Sales:		Proceeds ($)
Brazilian Real, expiring 10/22/2009	1,820,000	998,190	1,023,859	(25,669)
British Pounds, expiring 10/1/2009	93,570	149,058	149,541	(483)
British Pounds, expiring 10/22/2009	30,000	48,690	47,940	750
British Pounds, expiring 10/22/2009	2,555,000	4,187,875	4,082,868	105,007
British Pounds, expiring 10/22/2009	160,000	256,088	255,679	409
Canadian Dollar, expiring 10/22/2009	1,790,000	1,676,093	1,671,948	4,145
Euro, expiring 10/22/2009	22,565,000	33,391,461	33,020,179	371,282
Euro, expiring 10/22/2009	420,000	621,398	614,601	6,797
Euro, expiring 10/22/2009	670,000	978,783	980,435	(1,652)
Euro, expiring 10/22/2009	925,000	1,348,080	1,353,586	(5,506)
Euro, expiring 10/22/2009	570,000	830,707	834,102	(3,395)
Euro, expiring 10/22/2009	50,000	73,214	73,167	47
Hungary Forint, expiring 10/22/2009	257,790,000	1,386,862	1,394,616	(7,754)

Japanese Yen, expiring 10/22/2009	103,050,000	1,132,679	1,148,163	(15,484)
Japanese Yen, expiring 10/22/2009	369,640,000	4,064,747	4,118,457	(53,710)
Japanese Yen, expiring 10/22/2009	50,900,000	559,322	567,118	(7,796)
Mexican New Peso, expiring 10/22/2009	18,290,000	1,362,424	1,350,794	11,630
New Zealand Dollar, expiring 10/22/2009	1,730,000	1,247,365	1,247,457	(92)
New Zealand Dollar, expiring 10/22/2009	1,780,000	1,283,522	1,283,510	12
Swedish Krona, expiring 10/22/2009	5,480,000	789,000	786,199	2,801
Swedish Krona, expiring 10/22/2009	6,330,000	930,924	908,146	22,778

Gross Unrealized Appreciation				584,518
Gross Unrealized Depreciation				(141,573)

At September 30, 2009 the fund held the following futures contracts:
(Unaudited)

				Unrealized
		Market Value		Appreciation
		Coverd by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2009($)
Financial Futures Long
10 Year Long Gilt	6	1,136,866	December 2009	1,909
Australian 3 Years Bonds	71	6,429,112	December 2009	(12,247)
Euro - Bobl	8	1,352,728	December 2009	4,805
Euro - Bund	4	713,416	December 2009	4,338
Euro - Schatz	17	2,690,705	December 2009	4,888
Japanese 10 Year Bond	2	3,104,551	December 2009	16,855
Financial Futures Short
U.S. Treasury 10 Year Notes	121	(14,317,704)	December 2009	(184,653)
U.S. Long Bond	17	(2,063,375)	December 2009	(35,004)

Gross Unrealized Appreciation				32,795
Gross Unrealized Depreciation				(231,904)

STATEMENT OF OPTIONS WRITTEN
September 30, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
3Y 10Yr Rec Straddle
September 2012 @ 4.470	1,963,000	(140,745)
Federal National Mortgage Association
October 2009 @ 99.50	1,500,000	(28,554)

Put Options:
3Y 10Yr Pay Straddle
September 2012 @ 4.470	1,963,000	(122,602)
Federal National Mortgage Association
October 2009 @ 99.50	1,500,000	(899)
(Premiums received $302,722)

Gross Unrealized Depreciation		(292,800)

Credit Default Swaps on Corporate Issues
Upfront
		(Pay)	Implied		Premiums	Unrealized
		Receive	Credit		Paid	Appreciation/
	Notional	Fixed Rate	Spread	Market	(Received)	(Depreciation)
Reference Obligation	Amount ($)[2]	(%)	(%)[3]	Value ($)	($)	($)
Sales Contracts: [1]

Dow Jones CDX.NA.HY.13
Index, 12/20/14*	1,725,000 [a]	5.00	7.11	(137,943)	(116,376)	(19,171)

* Expiration Date

Counterparties:
[a] Goldman Sachs & Co.

1 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

2 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

3 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity.

					Upfront	Unrealized
Notional	Reference		(Pay) /Receive		Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	(Payable) ($)	(Depreciation) ($)
1,080,000	GBP - 6 Month Libor	JP Morgan	5.03	4/4/2013	0	158,547.00
1,080,000	GBP - 6 Month Libor	JP Morgan	6.30	6/18/2011	0	158,818.00
595,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	1/19/2012	0	119,713.00
240,000,000	JPY - 6 Month Yenibor	JP Morgan	1.13	2/16/2019	0	(54,960.00)
304,000,000	JPY - 6 Month Yenibor	JP Morgan	2.08	7/28/2016	0	235,789.00
5,900,000	NZD - 3 Month Libor	Morgan Stanley	7.88	5/18/2010	0	239,102.00
2,210,000	NZD - 3 Month Libor	JP Morgan	8.05	6/21/2012	0	168,292.00

Gross Unrealized Appreciation						1,080,261
Gross Unrealized Depreciation						(54,960)

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

		Level 2 - Other
		Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs Unobservable Inputs		Total
Investments in Securities:
Commercial Mortgage-Backed	-	1,219,498	-	1,219,498
Corporate Bonds	-	38,598,327	-	38,598,327
Foreign Government	-	39,513,247	-	39,513,247
Money Market Investments	2,105,426	-	-	2,105,426
U.S. Government	-	-	-	-
Agencies/Mortgage-Backed
U.S. Treasury Securities	-	1,694,988	-	1,694,988
Other Financial Instruments+	32,795	1,664,779		1,697,574
Liabilities ($)
Other Financial Instruments+	(261,357)	(479,051)	-	(740,408)

Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in
Private Equities ($)
Balance as of 12/31/2008	64,706
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(64,706)
Transfers in and/or out of Level 3	-
Balance as of 9/30/2009	-

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as hedges and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts ( forward contracts ) are valued each business day by an independent pricing service (the Service ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at September 30, 2009 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Swaps: The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract s term/event with the exception of forward started interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from counterparty over the contract s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument.

In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

                    (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)